/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending May 31, 1999

MFS Multimarket Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
5/11/99     Shares of        74,000           6.5625           7.38      Merrill
            Beneficial                                                   Lynch
            Interest
5/17/99     Shares of        80,500           6.4375           7.29      Merrill
            Beneficial                                                   Lynch
            Interest
5/19/99     Shares of        30,000           6.5              7.27      Merrill
            Beneficial                                                   Lynch
            Interest
5/24/99     Shares of        30,000           6.5              7.24      Merrill
            Beneficial                                                   Lynch
            Interest
5/26/99     Shares of        75,000           6.5              7.25      Merrill
            Beneficial                                                   Lynch
            Interest











Total Shares Repurchased:  289,500
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer